Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activities

Following is a summary of the option activities during the six months ended June 30, 2018:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2017	812,574	$3.01	5.64
Granted	987,500	$5.14
Exercised	(29,200)	$0.0001
Cancelled	(71,162)	$4.69
Outstanding, June 30, 2018	1,699,712	$4.21	5.04
Exercisable, June 30, 2018	769,934	$3.00	5.24

Following is a summary of the option activities during the years ended December 31, 2017 and 2016:

	Number of Units	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2015	729,434	$0.12
Granted	120,971	$0.13
Outstanding, December 31, 2016	850,405	$0.08	*	7.58
Granted	374,542	$6.39
Exercised	(291,402)	$0.0001
Cancelled	(120,971)	$0.12
Outstanding, December 31, 2017	812,574	$3.01		5.64
Exercisable, December 31, 2017	396,596	$0.57		6.42

* Adjusted due to the change of exercise price of options issued to its Chief Financial Officer effective November 1, 2016.

Schedule of Warrant Activity

Following is a summary of the warrant activities during the six months ended June 30, 2018:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2017	1,070,717	$7.57	2.12
Granted	386,012	$5.96	3.50
Cancelled	(289,253)	$3.94	1.50
Outstanding, June 30, 2018	1,167,476	$4.44	2.14
Exercisable, June 30, 2018	817,789	$3.99	1.51

Following is a summary of the warrants activities during the years ended December 31, 2017 and 2016:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2015	-
Granted	-
Outstanding, December 31, 2016	-
Granted	1,070,717	$7.57	2.12
Outstanding, December 31, 2017	1,070,717	$7.57	2.12
Exercisable, December 31, 2017	1,020,717	$7.56	2.00

Schedule of Stock Compensation Expenses

For the six months ended June 30, 2018 and 2017, the Company recorded the following stock compensation in general and administrative expense:

	2018	2017
Stock options	$967,597	$84,531
Warrants	131,047	-
Common stock	12,000	-

Total stock compensation expense	$1,110,644	$84,531

For the years ended December 31, 2017 and 2016, the Company recorded the following stock compensation expense:

	2017	2016
Stock options	$323,875	$464,321
Warrants	2,718,554	-
Class A common stock grants	1,302,000	-

Total stock compensation expense	$4,344,429	$464,321